LONG-TERM LIABILITIES - LOANS AND OTHER (Schedule of Future Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
LONG-TERM LIABILITIES - LOANS AND OTHER [Abstract]
2013	$ 364	$ 464
2014	364	364
2015	194	363
2016 and thereafter	267	442
Total long-term debt	$ 1,189	$ 1,633